Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 16,047	$ 14,072	$ 11,652
Income from operations	3,371	2,888	2,373
Net revenues from external customers	16,047	14,072	11,652
Long-Lived Assets	2,996	2,949
U.S. [Member]
Segment Reporting Information [Line Items]
Net revenues from external customers	7,712	6,778	5,484
Long-Lived Assets	2,756	2,727
Germany [Member]
Segment Reporting Information [Line Items]
Net revenues from external customers	1,930	1,679	1,539
UNITED KINGDOM
Segment Reporting Information [Line Items]
Net revenues from external customers	2,183	1,889	1,572
Rest of World [Member]
Segment Reporting Information [Line Items]
Net revenues from external customers	4,222	3,726	3,057
INTERNATIONAL [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 240	$ 222